Commitments and Contingencies - Summary of Financial Instruments Outstanding (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Loss Contingencies [Line Items]
Reserve for unfunded lending commitments	$ 11,801	$ 11,147
Credit Risk Contract [Member]
Loss Contingencies [Line Items]
Commitments to grant loans	161,350	221,627
Unfunded commitments under lines of credit	4,007,954	3,326,448
Commercial and standby letters of credit	134,882	105,026
Reserve for unfunded lending commitments	$ 11,801	$ 11,147